Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Schedule of Material Non-Controlling Interests
At December 31, 2016 the Company’s material non-controlling interests were as follows:

Name of subsidiary	% Ownership held by the Company
Lotterie Nazionali S.r.l.	64.00%
Northstar New Jersey Lottery Group, LLC	82.31%